Expense Example, No Redemption - Gabelli Global Mini Mites Fund	Apr. 30, 2021 USD ($)
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	1,919
Expense Example, No Redemption, 5 Years	3,597
Expense Example, No Redemption, 10 Years	7,220
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	2,426
Expense Example, No Redemption, 5 Years	4,038
Expense Example, No Redemption, 10 Years	7,488
Class AAA Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	1,964
Expense Example, No Redemption, 5 Years	3,675
Expense Example, No Redemption, 10 Years	7,335
Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	2,098
Expense Example, No Redemption, 5 Years	3,902
Expense Example, No Redemption, 10 Years	$ 7,660